Related party transactions (Details) - Management Company (MSA) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Annual management fees payable	$ 10.0
Oil and gas management agreement, renewal term	1 year
Oil and gas management agreement, transition services term	90 days
Management fees paid	$ 1.9
Due to management company	$ 7.9	$ 6.2	$ 6.6